Prepaid Expenses and Deposits	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Deposits

Note 4 - Prepaid Expenses and Deposits

At September 30, 2022 and December 31, 2021, the Company had prepaid expenses and deposits of $880,154 and $617,302, respectively consisting primarily of deposits and prepayments on purchase orders.

Note 4 - Prepaid Expenses and Deposits

At December 31, 2021 and 2020, the Company had prepaid expenses and deposits of $617,302 and $215,904, respectively consisting primarily of deposits and prepayments on purchase orders.